Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY TARGET MATURITIES TRUST
Entity Central Index Key	0000757928
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000016392 [Member]
Shareholder Report [Line Items]
Fund Name	Zero Coupon 2025 Fund
Class Name	Investor Class
Trading Symbol	BTTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Zero Coupon 2025 Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 120,050,523
Holdings Count | holding	13
Advisory Fees Paid, Amount	$ 336,803
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Zero-Coupon U.S. Treasury Securities and Equivalents	87.0%
Zero-Coupon U.S. Government Agency Securities	4.9%
Short-Term Investments	8.2%
Other Assets and Liabilities	(0.1)%

C000016393 [Member]
Shareholder Report [Line Items]
Fund Name	Zero Coupon 2025 Fund
Class Name	Advisor Class
Trading Symbol	ACTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Zero Coupon 2025 Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 120,050,523
Holdings Count | holding	13
Advisory Fees Paid, Amount	$ 336,803
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Zero-Coupon U.S. Treasury Securities and Equivalents	87.0%
Zero-Coupon U.S. Government Agency Securities	4.9%
Short-Term Investments	8.2%
Other Assets and Liabilities	(0.1)%